Restricted Stock Units - Summary of RSUs Compensation Expense (Details) - Restricted Stock Units (RSUs) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total	$ 6,204,000	$ 996,000
Research and Development
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total	1,312,000	299,000
Sales and Marketing
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total	1,053,000	115,000
General and Administrative
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total	$ 3,839,000	$ 582,000